Consolidated Statement of Changes in Stockholders' Equity (Unaudited) - USD ($) $ in Thousands	Total	Common Stock	Preferred Stock	Additional Paid-in Capital	Accumulated Deficit	Parent	Noncontrolling Interest
Balance at Dec. 31, 2012	$ 412,294	$ 52		$ 451,062	$ (39,595)	$ 411,519	$ 775
Balance (in shares) at Dec. 31, 2012		53,213,000
Non-Cash Compensation	5,418			5,418		5,418
Issuance of Restricted Stock, Net of Forfeitures (in shares)		924,000
Stock Option Exercise	$ 536	$ 2		534		536
Stock Option Exercise (in shares)	49,166	49,000
Capital Distributions	$ (886)						(886)
Change in Ownership of Noncontrolling Interests	136			(460)		(460)	596
Net Income (Loss)	(573)				(2,130)	(2,130)	1,557
Balance at Dec. 31, 2013	416,925	$ 54		456,554	(41,725)	414,883	2,042
Balance (in shares) at Dec. 31, 2013		54,186,000
Non-Cash Compensation	5,769			5,769		5,769
Issuance of Restricted Stock, Net of Forfeitures (in shares)		(58,000)
Stock Option Exercise	$ 515			515		515
Stock Option Exercise (in shares)	46,526	47,000
Capital Distributions	$ (1,840)						(1,840)
Issuance of stock, net of issuance costs	154,989		$ 1	154,988		154,989
Issuance of stock, net of issuance costs (in shares)			16,000
Dividends Declared on Preferred Stock	(2,335)				(2,335)	(2,335)
Net Income (Loss)	(42,650)				(46,689)	(46,689)	4,039
Balance at Dec. 31, 2014	531,373	$ 54	$ 1	617,826	(90,749)	527,132	4,241
Balance (in shares) at Dec. 31, 2014		54,175,000	16,000
Non-Cash Compensation	6,469			6,469		6,469
Issuance of Restricted Stock, Net of Forfeitures (in shares)		1,566,000
Capital Distributions	(830)						(830)
Dividends Declared on Preferred Stock	(6,088)			(432)		(432)	(5,656)
Change in Ownership of Noncontrolling Interests	(9,660)				(9,660)	(9,660)
Net Income (Loss)	(361,033)				(363,278)	(363,278)	$ 2,245
Balance at Dec. 31, 2015	160,231	$ 54	$ 1	623,863	(463,687)	$ 160,231
Balance (in shares) at Dec. 31, 2015		55,741,000	16,000
Non-Cash Compensation	(29)			(29)
Issuance of Common Stock in Exchange for Debt	$ 6,476	$ 8		6,468
Issuance Of Common Stock In Exchange For Debt (in shares)		8,413,000
Issuance of Restricted Stock, Net of Forfeitures (in shares)		74,000
Conversion of Preferred Stock to Common Stock		$ 1		(1)
Conversion of Preferred Stock to Common Stock (in shares)		1,813,000	(3,000)
Stock Option Exercise (in shares)	0
Issuance of stock, net of issuance costs (in shares)	8,400,000
Net Income (Loss)	$ (60,141)				(60,141)
Balance at Mar. 31, 2016	$ 106,537	$ 63	$ 1	$ 630,301	$ (523,828)
Balance (in shares) at Mar. 31, 2016		66,041,000	13,000